Fair Value Measurements (Table)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, fair value and NAV
The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Company common stock fund	$1,542,582	$—	$—	$1,542,582

Total assets in the fair value hierarchy	$1,542,582	$—	$—	1,542,582

Investments measured at net asset value (a)				19,111,476

Investments at fair value				$20,654,058

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Company common stock fund	$1,907,700	$—	$—	$1,907,700

Total assets in the fair value hierarchy	$1,907,700	$—	$—	1,907,700

Investments measured at net asset value (a)				16,214,390

Investments at fair value				$18,122,090

(a)
In accordance with FASB ASC
820-10,
certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits and notes to the financial statements.